Employee benefits - Weighted average duration of benefit obligations (Details)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
U.K.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	18 years	18 years
Germany
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years	14 years
France
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	15 years	14 years
Other
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	12 years	12 years